Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense	$ 13	$ 53	$ 71
Switzerland
Income tax expense	(42)	328	(293)
Foreign
Income tax expense	13	(479)	(744)
Discontinued operations
Income tax expense	$ 42	$ 205	$ 1,108